Summary of Significant Accounting Policies - Schedule of Basic and Diluted Earnings per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income (loss) – basic (in Dollars)		$ 3,876,680	$ 1,291,667	$ 969,752
Add: change in fair value of warrants liabilities		(706,668)
Net income (loss) for the year - diluted (in Dollars)		$ 3,170,012	$ 1,291,667	$ 969,752
Denominator:
Weighted average shares outstanding - basic		2,334,136	1,224,000	1,104,533
Add: effect of dilutive securities		62,900
Weighted average shares outstanding - diluted		2,397,036	1,224,000	1,104,533
Earnings (loss) per share - basic (in Dollars per share)	[1]	$ 1.66	$ 1.06	$ 0.87
Earnings (loss) per share - diluted (in Dollars per share)	[1]	$ 1.32	$ 1.06	$ 0.87

[1]	Retrospectively restated for effect of reverse share split on January 14, 2025 (see Note 12).